Operating Segment Data (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Disaggregation of Revenue [Table Text Block]
The following tables provide disaggregation of revenue by reportable segment geography for the years ended December 31, 2018, 2017 and 2016 (in thousands):

	Year ended December 31, 2018
	5.11	Ergo	Liberty	Velocity	ACI	Arnold	Foam	Sterno	Total
United States	$265,306	$32,558	$80,334	$113,915	$92,511	$70,049	$97,118	$365,403	$1,117,194
Canada	7,808	3,076	2,324	6,162		1,177	—	13,304	33,851
Europe	31,026	28,482	—	5,574	—	38,536	—	1,218	104,836
Asia Pacific	16,168	25,488	—	1,200	—	5,176	—	169	48,201
Other international	27,614	962	—	4,445	—	2,922	16,314	981	53,238
	$347,922	$90,566	$82,658	$131,296	$92,511	$117,860	$113,432	$381,075	$1,357,320

	Year ended December 31, 2017
	5.11	Ergo	Liberty	Velocity	ACI	Arnold	Sterno	Total
United States	$224,141	$40,870	$89,969	$68,393	$87,782	$62,667	$204,710	$778,532
Canada	6,180	3,473	1,987	4,070	—	1,237	17,250	34,197
Europe	24,552	25,973	—	3,066	—	32,101	2,322	88,014
Asia Pacific	14,800	32,617	—	756	—	4,976	1,244	54,393
Other international	40,326	36	—	2,102	—	4,599	584	47,647
	$309,999	$102,969	$91,956	$78,387	$87,782	$105,580	$226,110	$1,002,783

	Year ended December 31, 2016
	5.11	Ergo	Liberty	ACI	Arnold	Sterno	Total
United States	$79,429	$47,509	$103,812	$86,041	$66,161	$198,997	$581,949
Canada	1,732	2,436	—	—	1,235	15,494	20,897
Europe	7,816	17,538	—	—	31,172	2,204	58,730
Asia Pacific	4,400	33,599	—	—	6,366	1,410	45,775
Other international	16,415	2,266	—	—	3,245	712	22,638
	$109,792	$103,348	$103,812	$86,041	$108,179	$218,817	$729,989

Summary of Net Sales of Operating Segments

Net Revenues	Year ended December 31,
(in thousands)	2018	2017	2016
5.11	$347,922	$309,999	$109,792
Ergobaby	90,566	102,969	103,348
Liberty	82,658	91,956	103,812
Velocity Outdoor	131,296	78,387	—
ACI	92,511	87,782	86,041
Arnold	117,860	105,580	108,179
Foam Fabricators	113,432	—	—
Sterno	381,075	226,110	218,817
Total	1,357,320	1,002,783	729,989
Reconciliation of segment revenues to consolidated revenues:
Corporate and other	—	—	—
Total consolidated revenues	$1,357,320	$1,002,783	$729,989

Revenues from Geographic Locations Outside Domestic Country
Revenue attributable to Canada represented approximately 14.1% of total international revenues in 2018, 15.2% of total international revenues in 2017, and 14.1% of total international revenues in 2016. Revenue attributable to any other individual foreign country was not material in 2018, 2017 or 2016.

Summary of Profit (Loss) of Operating Segments

Identifiable Assets	December 31,
(in thousands)	2018	2017
United States	$1,091,960	$693,087
Canada	1,688	34,987
Europe	37,286	47,574
Other international	24,256	17,577
Total identifiable assets	$1,155,190	$793,225